                               ING INVESTORS TRUST
                            ING Stock Index Portfolio

                         Supplement dated July 26, 2005
                      to the Institutional Class Prospectus
                              Dated April 29, 2005

Effective July 25, 2005, the third paragraph under the section entitled "More on the Portfolio Manager" on page 70 of the Institutional Class Prospectus is hereby deleted in its entirety and replaced with the following:

     The following person is primarily responsible for the management of the
Portfolio:

     NAME                POSITION AND RECENT BUSINESS EXPERIENCE
     ----                ---------------------------------------
     Hugh Whelan         The Portfolio has been managed by Hugh Whelan since
                         July 2005. Mr. Whelan has been with ING IM since
                         1989 and is Head of Quantitative Equities. Mr. Whelan
                         previously served as a quantitative portfolio manager
                         in ING IM's fixed income group specializing in
                         corporate securities.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                            ING Stock Index Portfolio

                         Supplement dated July 26, 2005
         to the Institutional Class, Service Class, and Service 2 Class
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

Effectively July 25, 2005, the SAI is revised as follows:

1. References to Rosalie Jing are hereby deleted from the SAI and replaced with reference to Hugh Whelan.

2. The sub-section entitled "ING Stock Index Portfolio - Other Managed Accounts" under the section entitled "Portfolio Manager Ownership of Securities" on page 190 of the SAI is hereby deleted in its entirety and replaced with the following:

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of June 30, 2005.

              REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
              COMPANIES                      VEHICLES                    OTHER ACCOUNTS
              ----------------------------   -------------------------   ---------------------------
PORTFOLIO     NUMBER OF                      NUMBER OF                   NUMBER OF
MANAGER       ACCOUNTS    TOTAL ASSETS       ACCOUNTS    TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS
------------  ---------   ----------------   ---------   -------------   ---------   ---------------
Hugh Whelan       52      $ 7,060,205,634        7       $ 620,710,314       33      $ 6,823,650,847

3. The sub-section entitled "ING Stock Index Portfolio - Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Manager Ownership of Securities" on page 191 of the SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of June 30, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Hugh Whelan                       None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE